Discontinued operations - Schedule of Cumulative Gain on Disposal Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Add/Less: Net book value of liability in connection with the disposal/divestiture		$ 61,856
Less: Goodwill writeoff		(16,926)
Gain/(loss) on disposal of discontinued components	16,153
Zhejiang Continental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal	(1,700)
Add/Less: Extinguishment of current accounts	80
Add: Earn-out consideration payable settled	8,250
Add/Less: Net book value of assets in connection with the disposal/divestiture	(1,170)
Gain/(loss) on disposal of discontinued components	5,460
Shenyang Jingli [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal
Add/Less: Extinguishment of current accounts	1,586
Add: Extinguishment of acquisition consideration payable	1,437
Add/Less: Net book value of liability in connection with the disposal/divestiture	1,641
Gain/(loss) on disposal of discontinued components	4,664
Qingdao Kaixiang [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal
Add/Less: Extinguishment of current accounts	1,891
Add: Extinguishment of acquisition consideration payable	4,126
Add/Less: Net book value of assets in connection with the disposal/divestiture	(4,574)
Less: Goodwill writeoff	(3,261)
Gain/(loss) on disposal of discontinued components	(1,818)
Wuxi Ruizhong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal	147
Add: Obligation exempted	328
Add/Less: Extinguishment of current accounts	1,414
Add: Extinguishment of acquisition consideration payable	322
Add/Less: Net book value of assets in connection with the disposal/divestiture	(1,750)
Less: Goodwill writeoff	(3,103)
Gain/(loss) on disposal of discontinued components	(2,642)
Search Media International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal	(421)
Add/Less: Extinguishment of current accounts	(107,243)
Add/Less: Net book value of liability in connection with the disposal/divestiture	118,153
Gain/(loss) on disposal of discontinued components	$ 10,489